Fair Value Measurements And Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 06, 2014	Feb. 29, 2012
Fair Value Measurements And Derivative Instruments [Line Items]
Adjustment to additional paid in capital, warrant	$ 611,000
Net gain (loss) on interest rate instruments	6,680,000	$ 11,578,000	$ (14,430,000)
Transfers between levels	$ 0	$ 0	$ 0
Series C Preferred Stock [Member]
Fair Value Measurements And Derivative Instruments [Line Items]
Preferred stock, annual dividend rate	6.25%	6.25%
Debt instrument original conversion price, per share					$ 52.00
Warrants [Member]
Fair Value Measurements And Derivative Instruments [Line Items]
Common stock warrants, exercise price	$ 12.48				$ 62.40
Common stock warrants, adjusted exercise price				$ 12.48
Percentage of adjustment to conversion ratio				120.00%
Subscription Rights [Member]
Fair Value Measurements And Derivative Instruments [Line Items]
Common stock warrants, exercise price				$ 10.40